Reinsurance	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Reinsurance
7. Reinsurance

The following summarizes the effect of reinsurance on premiums and future policy and other policy benefits on the consolidated statements of income:

	Years ended December 31,
(In millions)	2016	2015	2014
Premiums
Direct	$448	$445	$387
Reinsurance assumed	20	24	28
Reinsurance ceded	(228)	(274)	(315)
Total premiums	$240	$195	$100

Future policy and other policy benefits
Direct	$1,434	$1,030	$1,311
Reinsurance assumed	82	42	(121)
Reinsurance ceded	(457)	(554)	(490)
Total future policy and other policy benefits	$1,059	$518	$700

Reinsurance typically provides for recapture rights on the part of the ceding company for certain events of default. Additionally, some agreements require us to place assets in trust accounts for the benefit of the ceding entity. As of December 31, 2016 and 2015, we held assets in trusts of $1,148 million and $1,314 million, respectively. Although we own the assets placed in trust, their use is restricted based on the trust agreement terms. If the statutory book value of the assets, or in certain cases fair value, in a trust declines because of impairments or other reasons, we may be required to contribute additional assets to the trust. In addition, the assets within a trust may be subject to a pledge in favor of the applicable reinsurance company.

Global Atlantic ceded reinsurance transactions—We have a 100% coinsurance and assumption agreement with Global Atlantic. The agreement ceded all existing open block life insurance business issued by Athene Annuity and Life Company (AAIA), with the exception of enhanced guarantee universal life insurance products. We also entered into a 100% coinsurance agreement with Global Atlantic to cede all policy liabilities of the ILICO Closed Block. The ILICO Closed Block consists primarily of participating whole life insurance policies. We also have an excess of loss arrangement with Global Atlantic to reimburse us for any payments required from our general assets to meet the contractual obligations of the AmerUs Closed Block not covered by existing reinsurance through Athene Re USA IV. The AmerUs Closed Block consists primarily of participating whole life insurance policies. Since all liabilities were covered by the existing reinsurance at close, no reinsurance premiums were ceded. The assets backing the AmerUs Closed Block are managed, on AAIA's behalf, by Goldman Sachs Asset Management, an affiliate of Global Atlantic.

During the years ended December 31, 2016 and 2015, we novated certain open blocks of business ceded to Global Atlantic, in accordance with the terms of the coinsurance and assumption agreement. The following summarizes the decreases in amounts on the consolidated balance sheets as a result of the novations:

	Years ended December 31,
(In millions)	2016	2015
Interest sensitive contract liabilities	$1,006	$4,179
Future policy benefits	188	67
Policy loans	33	129
Reinsurance recoverable	1,161	4,117

During the third quarter of 2015, portions of the reinsurance agreements between us and Global Atlantic were amended to change the reinsurance agreements from funds withheld to coinsurance, which resulted in a $930 million decrease to funds withheld liability and a corresponding decrease to assets, primarily consisting of investments.
As of December 31, 2016 and 2015, Global Atlantic maintained a series of trust and custody accounts under the terms of these agreements with with assets equal to or greater than a required aggregate statutory balance of $4,122 million and $4,614 million, respectively.

Protective Life Insurance Company (Protective) ceded reinsurance transactions—We reinsured substantially all of the existing life and health business of Athene Annuity & Life Assurance Company (AADE) to Protective under a coinsurance agreement in 2011. As of December 31, 2016 and 2015, Protective maintained a trust for our benefit with assets having a fair value of $1,664 million and $1,616 million, respectively.

Ceded Reinsurance Transactions—The following summarizes our reinsurance recoverable from the following:

	December 31,
(In millions)	2016	2015
Global Atlantic	$3,914	$5,090
Protective	1,723	1,760
Other[1]	364	407
Reinsurance recoverable	$6,001	$7,257

[1]Represents all other reinsurers, with no single reinsurer having a carrying value in excess of 5% of total recoverable.